Document and Entity Information	Nov. 18, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001719395
Document Type	8-K
Document Period End Date	Nov. 18, 2021
Entity Registrant Name	EARGO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39616
Entity Tax Identification Number	27-3879804
Entity Address, Address Line One	1600 Technology Drive
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	(650)
Local Phone Number	351-7700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	EAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false